Client Name:	Chimera
Client Project Name:	CIM 2020-R5 Comp Only
Report Run Date:	6/XX/2020

Conditions Report 2.0

Loans in Report:	33
Loans with Conditions:	26

64 - Total Active Conditions
6 - Material Conditions
6 - Compliance Review Scope
3 - Category: Documentation
3 - Category: RESPA
58 - Non-Material Conditions
58 - Compliance Review Scope
1 - Category: Borrower's Interest
3 - Category: Documentation
24 - Category: Federal Consumer Protection
9 - Category: Finance Charge Tolerance
10 - Category: RESPA
1 - Category: Right of Rescission
5 - Category: State Late Charges
5 - Category: State Prepayment Penalty
0 - Total Satisfied Conditions

0 - Total Waived Conditions

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